Leases - Lessor Leases - Undiscounted lease receipts from operating leases and investment properties (Details) € in Millions, £ in Millions	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 EUR (€)
Disclosure of maturity analysis of operating lease payments [line items]
Amount receivable under operating leases | £	£ 316		£ 393
Investment properties | Operating lease assets
Disclosure of maturity analysis of operating lease payments [line items]
Amount receivable under operating leases | €		€ 594		€ 554
Not later than one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Amount receivable under operating leases | £	131		143
Not later than one year [member] | Investment properties | Operating lease assets
Disclosure of maturity analysis of operating lease payments [line items]
Amount receivable under operating leases | €		63		67
After 1 year but within 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Amount receivable under operating leases | £	92		112
After 1 year but within 2 years | Investment properties | Operating lease assets
Disclosure of maturity analysis of operating lease payments [line items]
Amount receivable under operating leases | €		62		127
2 to 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Amount receivable under operating leases | £	50		79
2 to 3 years | Investment properties | Operating lease assets
Disclosure of maturity analysis of operating lease payments [line items]
Amount receivable under operating leases | €		58		54
3 to 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Amount receivable under operating leases | £	23		34
3 to 4 years | Investment properties | Operating lease assets
Disclosure of maturity analysis of operating lease payments [line items]
Amount receivable under operating leases | €		56		76
4 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Amount receivable under operating leases | £	11		14
4 to 5 years | Investment properties | Operating lease assets
Disclosure of maturity analysis of operating lease payments [line items]
Amount receivable under operating leases | €		51		88
After 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Amount receivable under operating leases | £	£ 9		£ 11
After 5 years | Investment properties | Operating lease assets
Disclosure of maturity analysis of operating lease payments [line items]
Amount receivable under operating leases | €		€ 304		€ 142